Leases - Future Minimum Lease Payments (Detail) ¥ in Thousands	Dec. 31, 2022 CNY (¥)
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2023	¥ 30,476
2024	6,603
2025	2,756
Total undiscounted cash flows	39,835
Less: imputed interest	(1,417)
Total	¥ 38,418